Inventory	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Inventory
Note 10 - Inventory

A.	Composition

	December 31,
	2016	2017
	NIS millions	NIS millions
Handsets	42	53
Accessories	10	9
Spare parts	12	8
	64	70

B.
In 2017, the Group tested slow moving inventory for impairment and wrote down inventory to its net realizable value by the amount of NIS 3 million (2016 - NIS 2 million). The write-down is included in Cost of Sales.